Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements
Recent Accounting Pronouncements

NOTE 20—Recent Accounting Pronouncements

        In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update that requires companies to present the components of net income and other comprehensive income either in a single continuous statement or as two separate but consecutive statements. The accounting standard update eliminates the option to present comprehensive income solely as part of the statement of changes in stockholders' equity, and is effective for interim and annual periods beginning after December 15, 2011. The Company elected to present comprehensive income in a separate statement of comprehensive income, which is presented herein.

Supplemental Summary Quarterly Financial Information (Unaudited)
(in thousands, except per share amounts)

	Quarter ended
Fiscal Year 2011(1)	March 31	June 30	September 30	December 31
Revenues	$408,734	$770,871	$688,747	$703,006
Operating income	$119,767	$164,463	$158,027	$131,174
Net income	$81,813	$114,453	$87,080	$80,252
Diluted income per share:(2)
Net income per share	$1.53	$1.83	$1.39	$1.28

	Quarter ended
Fiscal Year 2010	March 31	June 30	September 30	December 31
Revenues	$312,049	$410,622	$464,262	$400,797
Operating income	$71,307	$170,223	$207,787	$144,735
Income from continuing operations	$42,695	$116,110	$136,972	$93,648
Income (loss) from discontinued operations	$(1,144)	$53	$(757)	$(1,780)
Net income	$41,551	$116,163	$136,215	$91,868
Diluted income (loss) per share:(2)
Income from continuing operations	$0.79	$2.16	$2.57	$1.75
Loss from discontinued operations	(0.02)	—	(0.02)	(0.03)

Net income per share	$0.77	$2.16	$2.55	$1.72

(1)
Results include the Western Coal operations since the date of acquisition on April 1, 2011. Amounts shown differ from the amounts reported in Forms 10-Q filed in 2011 to reflect the quarterly effects of the adjustments to preliminary purchase price allocations for Western Coal described in Note 3.

(2)
The sum of quarterly EPS amounts may be different than annual amounts as a result of the impact of variations in shares outstanding.